Parent Company Only condensed Financial Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 58,256	$ 31,210	$ 154,307	$ 120,586	$ 75,072
Total cost of revenues	49,400	27,055	127,141	95,436	58,005
Gross Profit	8,856	4,155	27,166	25,150	17,067
Operating Expenses
General and administrative expenses	3,096	1,558	20,753	10,042	4,883
Operating loss	3,189	1,071	(7,910)	5,240	713
Loss before income taxes	2,570	462	(10,040)	5,255	1,646
Net income (loss)	$ 1,387	$ 18	(12,359)	2,596	795
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Total cost of revenues
Gross Profit
Operating Expenses
General and administrative expenses			(856)	(383)	(123)
Operating loss			(856)	(383)	(123)
Investment (loss) income			(18,669)	383	(183)
Loss before income taxes			(19,525)		(306)
Net income (loss)			$ (19,525)		$ (306)